Federated Hermes Emerging Market Debt Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.17%	(2.15%)	1.26%
J.P. Morgan Emerging Markets Bond Index Global Diversified(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.30%	1.78%	4.40%
Blended Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	15.67%	2.60%	4.75%
Morningstar Emerging Market Bond Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	13.35%	2.21%	4.36%
A
Prospectus [Line Items]
Average Annual Return, Percent		11.85%	1.96%	3.95%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.70%	0.87%	2.73%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.00%	0.96%	2.48%
C
Prospectus [Line Items]
Average Annual Return, Percent		15.08%	2.12%	3.79%
IS
Prospectus [Line Items]
Average Annual Return, Percent		17.31%	3.15%	4.68%

[1]	The Bloomberg Global Aggregate Index is a measure of global investment-grade debt from 28 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
[2]	J.P. Morgan Emerging Markets Bond Index Global Diversified (JPM-EMBIGD) tracks total returns for traded external debt instruments in the emerging markets but limits the weights of emerging countries with larger debt stocks. It is done by only including specific portions of current face value amounts of debt outstanding by placing a 10 percent cap for each country to limit concentration risk.
[3]	The Blended Index is comprised of an equal weighting of JPM-EMBIGD, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified. The J.P. Morgan Corporate Emerging Market Bond Index Diversified is a global, corporate emerging markets benchmark that tracks U.S.-denominated corporate bonds issued by emerging markets entities. The J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified tracks local currency government bonds issued by emerging markets. Each of the indexes places a 10 percent cap for each country to limit concentration risk.
[4]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.